Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Summary of Assets Measured or Disclosed at Fair Value on a Recurring Basis	Assets measured or disclosed at fair value on a recurring basis as of December 31,2023 are summarized below:

	Fair Value Measurements as of December 31, 2023 using
	Quoted Price in Active Market for Identical Assets	Significant Other Observable Inputs	Unobservable Inputs	Total
	(Level 1)	(Level 2)	(Level 3)	fair value
	RMB	RMB	RMB	RMB
Fair value measurement
Derivative assets – foreign exchange forward contracts	—	1,743	—	1,743
Extendible money market certificate	57,494	—	—	57,494
Debt security investment	—	—	2,000	2,000

Total asset measured at fair value	57,494	1,743	2,000	61,237